UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08915

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 16

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2021

Date of reporting period:	04/30/2021

Item 1 –	Reports to Stockholders

PGIM INCOME BUILDER FUND

SEMIANNUAL REPORT

APRIL 30, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company, member SIPC. Jennison Associates LLC and PGIM, Inc. (PGIM) are registered investment advisers and Prudential Financial companies. QMA is the primary business name of QMA LLC, a wholly owned subsidiary of PGIM. PGIM Fixed Income and PGIM Real Estate are units of PGIM. © 2021 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM Real Estate, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder,

We hope you find the semiannual report for the PGIM Income Builder Fund informative and useful. The report covers performance for the six-month period ended April 30, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Income Builder Fund

June 15, 2021

PGIM Income Builder Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 4/30/21 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	16.90	24.24	5.72	5.01	—
Class C	16.51	28.03	5.90	4.70	—
Class R	16.79	29.69	6.43	5.23	—
Class Z	17.02	30.28	6.96	5.76	—
Class R6	17.15	30.44	N/A	N/A	6.80 (12/30/16)
S&P 500 Index
	28.85	45.96	17.41	14.16	—
Bloomberg Barclays US Aggregate Bond Index
	–1.52	–0.27	3.19	3.39	—

Average Annual Total Returns as of 4/30/21 Since Inception (%)
Class R6 (12/30/16)
S&P 500 Index	17.72
Bloomberg Barclays US Aggregate Bond Index	3.87

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R6
Maximum initial sales charge	4.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	0.75% (0.50% currently)	None	None

Benchmark Definitions

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how US stock prices in the United States have performed.

Bloomberg Barclays US Aggregate Bond Index—The Bloomberg Barclays US Aggregate Bond Index is unmanaged and represents securities that are taxable and dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

*The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. Copyright © 2021 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

PGIM Income Builder Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/21

Ten Largest Holdings	Line of Business	% of Net Assets
PGIM Emerging Markets Debt Hard Currency Class R6	Emerging Market Debt (Hard Currency)	15.5%
PGIM High Yield Fund Class R6	High Yield	15.4%
PGIM Real Estate Income Fund Class R6	Real Estate	13.0%
PGIM Jennison MLP Fund Class R6	Master Limited Partnerships (MLPs)	6.8%
PGIM Total Return Bond Fund Class R6	Total Return Bond	5.3%
PGIM Short Duration High Yield Income Fund Class R6	Short Duration High Yield	5.0%
SPDR Bloomberg Barclays Convertible Securities ETF	Exchange-Traded Funds	4.0%
Invesco Preferred ETF	Exchange-Traded Funds	4.0%
PGIM QMA Strategic Alpha International Equity ETF	Exchange-Traded Funds	3.5%
PGIM QMA International Equity Fund Class R6	International Equity	3.4%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Income Builder Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Income Builder Fund		Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,169.00	0.95%	$5.11
	Hypothetical	$1,000.00	$1,020.08	0.95%	$4.76
Class C	Actual	$1,000.00	$1,165.10	1.70%	$9.13
	Hypothetical	$1,000.00	$1,016.36	1.70%	$8.50
Class R	Actual	$1,000.00	$1,167.90	1.20%	$6.45
	Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01
Class Z	Actual	$1,000.00	$1,170.20	0.70%	$3.77
	Hypothetical	$1,000.00	$1,021.32	0.70%	$3.51
Class R6	Actual	$1,000.00	$1,171.50	0.70%	$3.77
	Hypothetical	$1,000.00	$1,021.32	0.70%	$3.51

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2021, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments    (unaudited)

as of April 30, 2021

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS 65.6%
PGIM Emerging Markets Debt Hard Currency (Class R6)(wd)	5,799,718	$53,067,419
PGIM High Yield Fund (Class R6)(wd)	9,484,663	52,734,725
PGIM Jennison MLP Fund (Class R6)(wd)	4,203,016	23,158,615
PGIM QMA Emerging Markets Equity Fund (Class R6)(wd)	303,078	4,246,117
PGIM QMA International Equity Fund (Class R6)(wd)	1,348,983	11,587,768
PGIM Real Estate Income Fund (Class R6)(wd)	4,463,216	44,275,107
PGIM Short Duration High Yield Income Fund (Class R6)(wd)	1,881,866	17,068,525
PGIM Total Return Bond Fund (Class R6)(wd)	1,252,520	18,123,965

TOTAL AFFILIATED MUTUAL FUNDS (cost $206,132,349)		224,262,241

COMMON STOCKS 20.3%

Air Freight & Logistics 0.4%

United Parcel Service, Inc. (Class B Stock)	6,398	1,304,296

Airlines 0.4%

Southwest Airlines Co.*	23,901	1,500,505

Banks 1.0%

JPMorgan Chase & Co.	11,824	1,818,650
Truist Financial Corp.	28,430	1,686,183

		3,504,833

Biotechnology 0.6%

AbbVie, Inc.	18,075	2,015,363

Building Products 0.6%

Johnson Controls International PLC	30,707	1,914,274

Capital Markets 0.7%

Goldman Sachs Group, Inc. (The)	6,646	2,315,799

Chemicals 1.4%

Akzo Nobel NV (Netherlands)	6,737	808,775
Dow, Inc.	34,376	2,148,500
LyondellBasell Industries NV (Class A Stock)	16,213	1,681,936

		4,639,211

See Notes to Financial Statements.

PGIM Income Builder Fund    9

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Consumer Finance 0.8%

American Express Co.	5,551	$851,246
Capital One Financial Corp.	11,714	1,746,323

		2,597,569

Diversified Telecommunication Services 0.2%

Telefonica Deutschland Holding AG (Germany)	236,714	689,488

Electric Utilities 0.2%

FirstEnergy Corp.	16,749	635,122

Entertainment 0.3%

Walt Disney Co. (The)*	5,294	984,790

Equity Real Estate Investment Trusts (REITs) 0.9%

American Campus Communities, Inc.	34,445	1,557,258
Prologis, Inc.	12,913	1,504,752

		3,062,010

Food & Staples Retailing 0.2%

Walmart, Inc.	4,108	574,750

Food Products 0.3%

Kraft Heinz Co. (The)	27,323	1,128,167

Health Care Equipment & Supplies 0.4%

Zimmer Biomet Holdings, Inc.	6,926	1,227,010

Hotels, Restaurants & Leisure 1.2%

Darden Restaurants, Inc.	10,837	1,590,004
Las Vegas Sands Corp.*	14,476	886,800
McDonald’s Corp.	4,689	1,106,979
Six Flags Entertainment Corp.*	11,263	529,136

		4,112,919

Household Durables 0.6%

KB Home	40,759	1,965,807

Insurance 0.5%

MetLife, Inc.	28,453	1,810,464

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Machinery 1.1%

Caterpillar, Inc.	3,148	$718,091
Deere & Co.	3,107	1,152,231
Dover Corp.	6,775	1,010,762
Timken Co. (The)	11,592	972,221

		3,853,305

Metals & Mining 0.2%

Anglo American PLC (South Africa)	16,924	717,515

Mortgage Real Estate Investment Trusts (REITs) 0.5%

Starwood Property Trust, Inc.	68,923	1,779,592

Multi-Utilities 0.2%

Sempra Energy	4,808	661,437

Oil, Gas & Consumable Fuels 1.8%

Exxon Mobil Corp.	35,278	2,019,313
TOTAL SE (France), ADR	42,864	1,898,018
Williams Cos., Inc. (The)	87,610	2,134,179

		6,051,510

Pharmaceuticals 0.4%

AstraZeneca PLC (United Kingdom), ADR(a)	7,841	416,122
Bristol-Myers Squibb Co.	15,674	978,371

		1,394,493

Road & Rail 1.0%

Knight-Swift Transportation Holdings, Inc.	15,765	742,847
Norfolk Southern Corp.	4,304	1,201,849
Union Pacific Corp.	6,593	1,464,239

		3,408,935

Semiconductors & Semiconductor Equipment 2.5%

ASML Holding NV (Netherlands)	1,695	1,098,529
Lam Research Corp.	3,435	2,131,246
QUALCOMM, Inc.	14,631	2,030,783
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	9,460	1,104,360
Texas Instruments, Inc.	12,245	2,210,345

		8,575,263

See Notes to Financial Statements.

PGIM Income Builder Fund    11

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Software 0.4%

Microsoft Corp.	6,133	$1,546,620

Specialty Retail 0.5%

Lowe’s Cos., Inc.	3,371	661,559
TJX Cos., Inc. (The)	16,211	1,150,981

		1,812,540

Technology Hardware, Storage & Peripherals 0.6%

Apple, Inc.	14,851	1,952,312

Tobacco 0.4%

Philip Morris International, Inc.	15,963	1,516,485

TOTAL COMMON STOCKS (cost $48,008,473)		69,252,384

EXCHANGE-TRADED FUNDS 12.5%
Energy Select Sector SPDR Fund	55,100	2,721,389
Invesco Preferred ETF	901,788	13,589,945
iShares MSCI United Kingdom ETF	16,000	520,480
PGIM QMA Strategic Alpha International Equity ETF(g)	200,000	12,064,240
SPDR Bloomberg Barclays Convertible Securities ETF	162,142	13,835,577

TOTAL EXCHANGE-TRADED FUNDS (cost $33,426,625)		42,731,631

PREFERRED STOCKS 0.9%

Auto Components 0.2%

Aptiv PLC, Series A, CVT, 5.500%, Maturing 06/15/23	5,238	855,365

Health Care Equipment & Supplies 0.7%

Boston Scientific Corp., Series A, CVT, 5.500%, Maturing 06/01/23	9,616	1,130,649
Danaher Corp., Series A, CVT, 4.750%, Maturing 04/15/22	729	1,249,149

		2,379,798

TOTAL PREFERRED STOCKS (cost $2,225,334)		3,235,163

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CONVERTIBLE BONDS 0.6%

Insurance 0.3%

AXA SA (France),
Sr. Unsec’d. Notes, 144A	7.250%	05/15/21	623	$919,745

Leisure Time 0.3%

Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	2.875	11/15/23	871	1,127,232

TOTAL CONVERTIBLE BONDS
(cost $1,675,672)				2,046,977

TOTAL LONG-TERM INVESTMENTS
(cost $291,468,453)				341,528,396

			Shares

SHORT-TERM INVESTMENTS 0.4%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wd)			1,032,968	1,032,968
PGIM Institutional Money Market Fund (cost $410,871; includes $410,816 of cash collateral for securities on loan)(b)(wd)			411,076	410,871

TOTAL SHORT-TERM INVESTMENTS
(cost $1,443,839)				1,443,839

TOTAL INVESTMENTS 100.3%
(cost $292,912,292)				342,972,235
Liabilities in excess of other assets (0.3)%				(1,061,794)

NET ASSETS 100.0%				$341,910,441

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

CVT—Convertible Security

ETF—Exchange-Traded Fund

LIBOR—London Interbank Offered Rate

MLP—Master Limited Partnership

MSCI—Morgan Stanley Capital International

REITs—Real Estate Investment Trust

See Notes to Financial Statements.

PGIM Income Builder Fund    13

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $416,069; cash collateral of $410,816 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	An affiliated security.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$225,706,080	$—	$—
Common Stocks	67,036,606	2,215,778	—
Exchange-Traded Funds	42,731,631	—	—
Preferred Stocks	3,235,163	—	—
Convertible Bonds	—	2,046,977	—

Total	$338,709,480	$4,262,755	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2021 were as follows:

Affiliated Mutual Funds (0.1% represents investments purchased with collateral from securities on loan)	69.5%
Exchange-Traded Funds	12.5
Semiconductors & Semiconductor Equipment	2.5
Oil, Gas & Consumable Fuels	1.8
Chemicals	1.4

Hotels, Restaurants & Leisure	1.2%
Machinery	1.1
Health Care Equipment & Supplies	1.1
Banks	1.0
Road & Rail	1.0
Equity Real Estate Investment Trusts (REITs)	0.9
Insurance	0.8

See Notes to Financial Statements.

Industry Classification (continued):

Consumer Finance	0.8%
Capital Markets	0.7
Biotechnology	0.6
Household Durables	0.6
Technology Hardware, Storage & Peripherals	0.6
Building Products	0.6
Specialty Retail	0.5
Mortgage Real Estate Investment Trusts (REITs)	0.5
Software	0.4
Tobacco	0.4
Airlines	0.4
Pharmaceuticals	0.4
Air Freight & Logistics	0.4
Food Products	0.3

Leisure Time	0.3%
Entertainment	0.3
Auto Components	0.2
Metals & Mining	0.2
Diversified Telecommunication Services	0.2
Multi-Utilities	0.2
Electric Utilities	0.2
Food & Staples Retailing	0.2

103.8
Liabilities in excess of other assets	(3.8)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$416,069	$(410,816)	$5,253

(1)  Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Income Builder Fund    15

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2021

Assets

Investments at value, including securities on loan of $416,069:
Unaffiliated investments (cost $75,112,104)	$105,201,915
Affiliated investments (cost $217,800,188)	237,770,320
Cash	27
Receivable for Fund shares sold	386,540
Receivable for investments sold	275,000
Dividends and interest receivable	126,985
Tax reclaim receivable	23,244
Due from Manager	12,707
Prepaid expenses	1,635

Total Assets	343,798,373

Liabilities

Payable for Fund shares purchased	1,118,161
Payable to broker for collateral for securities on loan	410,816
Accrued expenses and other liabilities	184,130
Distribution fee payable	93,493
Dividends payable	63,717
Affiliated transfer agent fee payable	16,401
Trustees’ fees payable	1,214

Total Liabilities	1,887,932

Net Assets	$341,910,441

Net assets were comprised of:
Shares of beneficial interest, at par	$33,247
Paid-in capital in excess of par	332,276,599
Total distributable earnings (loss)	9,600,595

Net assets, April 30, 2021	$341,910,441

See Notes to Financial Statements.

Class A

Net asset value and redemption price per share,
($145,832,401 ÷ 14,145,782 shares of beneficial interest issued and outstanding)	$10.31
Maximum sales charge (4.50% of offering price)	0.49

Maximum offering price to public	$10.80

Class C

Net asset value, offering price and redemption price per share,
($77,363,609 ÷ 7,675,200 shares of beneficial interest issued and outstanding)	$10.08

Class R

Net asset value, offering price and redemption price per share,
($1,493,047 ÷ 145,064 shares of beneficial interest issued and outstanding)	$10.29

Class Z

Net asset value, offering price and redemption price per share,
($112,051,866 ÷ 10,782,836 shares of beneficial interest issued and outstanding)	$10.39

Class R6

Net asset value, offering price and redemption price per share,
($5,169,518 ÷ 497,772 shares of beneficial interest issued and outstanding)	$10.39

See Notes to Financial Statements.

PGIM Income Builder Fund    17

Statement of Operations  (unaudited)

Six Months Ended April 30, 2021

Net Investment Income (Loss)
Income
Affiliated dividend income	$4,932,614
Unaffiliated dividend income (net of $10,659 foreign withholding tax)	1,465,121
Interest income	17,570
Income from securities lending, net (including affiliated income of $373)	440

Total income	6,415,745

Expenses
Management fee	1,164,633
Distribution fee(a)	603,115
Transfer agent’s fees and expenses (including affiliated expense of $32,637)(a)	160,857
Custodian and accounting fees	83,957
Shareholders’ reports	53,340
Registration fees(a)	43,181
Audit fee	27,659
Legal fees and expenses	11,895
Trustees’ fees	7,504
Miscellaneous	17,867

Total expenses	2,174,008
Less: Fee waiver and/or expense reimbursement(a)	(1,259,145)
Distribution fee waiver(a)	(37,094)

Net expenses	877,769

Net investment income (loss)	5,537,976

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $1,680,385)	5,940,588
Affiliated net capital gain distributions received	271,167
Foreign currency transactions	7,685

6,219,440

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $22,536,261)	39,904,742
Foreign currencies	170

39,904,912

Net gain (loss) on investment and foreign currency transactions	46,124,352

Net Increase (Decrease) In Net Assets Resulting From Operations	$51,662,328

See Notes to Financial Statements.

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	211,695	385,987	5,433	—	—
Transfer agent’s fees and expenses	74,086	32,751	951	53,006	63
Registration fees	8,585	8,308	7,819	11,972	6,497
Fee waiver and/or expense reimbursement	(530,161)	(285,857)	(13,364)	(407,496)	(22,267)
Distribution fee waiver	(35,283)	—	(1,811)	—	—

See Notes to Financial Statements.

PGIM Income Builder Fund    19

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended	Year Ended
	April 30, 2021	October 31, 2020

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$5,537,976	$12,825,628
Net realized gain (loss) on investment and foreign currency transactions	5,948,273	(20,950,294)
Affiliated net capital gain distributions received	271,167	699,078
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	39,904,912	(12,526,042)

Net increase (decrease) in net assets resulting from operations	51,662,328	(19,951,630)

Dividends and Distributions
Distributions from distributable earnings
Class A	(2,723,020)	(5,623,646)
Class B	—	(18,962)
Class C	(1,232,895)	(2,911,719)
Class R	(26,057)	(56,778)
Class Z	(2,204,019)	(5,268,439)
Class R6	(101,479)	(199,904)

	(6,287,470)	(14,079,448)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	15,994,561	47,356,416
Net asset value of shares issued in reinvestment of dividends and distributions	5,848,137	13,000,042
Cost of shares purchased	(39,379,549)	(125,171,271)

Net increase (decrease) in net assets from Fund share transactions	(17,536,851)	(64,814,813)

Total increase (decrease)	27,838,007	(98,845,891)

Net Assets:

Beginning of period	314,072,434	412,918,325

End of period	$341,910,441	$314,072,434

See Notes to Financial Statements.

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios 16 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. PGIM Income Builder Fund (the “Fund”) is the sole series of the Trust. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek income and long-term capital growth.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

PGIM Income Builder Fund    21

Notes to Financial Statements  (unaudited) (continued)

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies,

PGIM Income Builder Fund    23

Notes to Financial Statements  (unaudited) (continued)

currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income monthly and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial

PGIM Income Builder Fund    25

Notes to Financial Statements  (unaudited) (continued)

statements. Actual results could differ from those estimates.

3.	Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into subadvisory agreements with QMA LLC (“QMA”), Jennison Associates LLC (“Jennison”), PGIM, Inc. (on behalf of its PGIM Fixed Income unit and PGIM Real Estate unit), PGIM Limited and PGIM Real Estate (UK) Limited, (each a “subadviser” and together, the “subadvisers”). The Manager pays for the services of subadvisers. Effective as of October 26, 2020, no assets were allocated to Jennison with respect to direct investments in MLPs. Effective as of October 26, 2020, PGIM, Inc. (on behalf of its PGIM Fixed Income unit and PGIM Real Estate unit), PGIM Limited and PGIM Real Estate (U.K.) Limited did not manage any assets of the Fund.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.70% of the Fund’s average daily net assets up to $1 billion and 0.65% of such assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.70% for the reporting period ended April 30, 2021.

The Manager has contractually agreed, through February 28, 2022, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.95% of average daily net assets for Class A shares, 1.70% of average daily net assets for Class C shares, 1.20% of average daily net assets for Class R shares. 0.70% of average daily net assets for Class Z shares and 0.70% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for the fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1% and 0.75% of the average daily net assets of the Class A, Class C and Class R shares, respectively. PIMS has contractually agreed through February 28, 2022 to limit such fees to 0.25% and 0.50% of the average daily net assets of the Class A and Class R shares, respectively. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

For the reporting period ended April 30, 2021, PIMS received $66,808 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2021, PIMS received $1,104 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM, Inc., PGIM Limited, PGIM Real Estate (UK) Limited, Jennison, PGIM Investments, PIMS, and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and other affiliated mutual funds, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net” respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that

PGIM Income Builder Fund    27

Notes to Financial Statements  (unaudited) (continued)

subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2021, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2021, were $67,947,615 and $83,915,607, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2021, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales		Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income		Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds:

PGIM Total Return Bond Fund(1)(wd)
$25,900,236	$2,763,690	$10,350,000		$(668,312)	$478,351	$18,123,965	1,252,520	$263,507		$—

PGIM QMA Emerging Markets Equity Fund(1)(wd)
—	4,150,000	—		96,117	—	4,246,117	303,078	—		—

PGIM QMA International Equity Fund(1)(wd)
8,589,356	3,649,014	2,900,000		1,947,076	302,322	11,587,768	1,348,983	199,014		—

PGIM Jennison MLP Fund(1)(wd)
12,472,981	5,276,197	551,197	**	5,950,635	9,999	23,158,615	4,203,016	—	**	—

PGIM Short Duration High Yield Income Fund(1)(wd)
25,570,415	610,485	10,250,000		839,579	298,046	17,068,525	1,881,866	610,485		—

PGIM High Yield Fund(wd)
58,725,199	1,976,688	11,050,000		2,735,822	347,016	52,734,725	9,484,663	1,705,522		271,167

PGIM Emerging Markets Debt Hard Currency(1)(wd)
57,639,211	2,464,519	9,000,000		1,755,950	207,739	53,067,419	5,799,718	1,389,445		—

PGIM Real Estate Income Fund(1)(wd)
22,867,027	15,346,477	1,550,000		7,579,592	32,011	44,275,107	4,463,216	646,477		—

$211,764,425	$36,237,070	$45,651,197		$20,236,459	$1,675,484	$224,262,241		$4,814,450		$271,167

Long-Term Investments - Exchange-Traded Fund:

PGIM QMA Strategic Alpha International Equity ETF(g)
9,759,260	—	—		2,304,980	—	12,064,240	200,000	114,914		—

Short-Term Investments - Affiliated Mutual Funds:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income		Capital Gain Distributions

PGIM Core Ultra Short Bond Fund(1)(wd)
$1,666,093	$65,550,000	$66,183,125	$—	$—	$1,032,968	1,032,968	$3,250		$—

PGIM Institutional Money Market Fund(1)(b)(wd)
1,785,123	6,336,073	7,710,048	(5,178)	4,901	410,871	411,076	373	(2)	—

$3,451,216	$71,886,073	$73,893,173	$(5,178)	$4,901	$1,443,839		$3,623		$—

$224,974,901	$108,123,143	$119,544,370	$22,536,261	$1,680,385	$237,770,320		$4,932,987		$271,167

**	Amount includes return of capital distribution.
(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	An affiliated security.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2021 were as follows:

Tax Basis	$294,612,927

Gross Unrealized Appreciation	49,994,220
Gross Unrealized Depreciation	(1,634,912)

Net Unrealized Appreciation	$48,359,308

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2020 of approximately $44,341,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2020 are subject to such review.

PGIM Income Builder Fund    29

Notes to Financial Statements  (unaudited) (continued)

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into five classes, designated Class A, Class C, Class R, Class Z and Class R6.

As of April 30, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	9,691	0.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	10	79.4%

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount

Six months ended April 30, 2021:
Shares sold	492,883	$4,836,584
Shares issued in reinvestment of dividends and distributions	268,367	2,653,096
Shares purchased	(1,397,819)	(13,854,297)

Net increase (decrease) in shares outstanding before conversion	(636,569)	(6,364,617)
Shares issued upon conversion from other share class(es)	452,210	4,485,523
Shares purchased upon conversion into other share class(es)	(206,287)	(2,041,097)

Net increase (decrease) in shares outstanding	(390,646)	$(3,920,191)

Year ended October 31, 2020:
Shares sold	1,437,854	$13,477,023
Shares issued in reinvestment of dividends and distributions	606,135	5,476,691
Shares purchased	(3,992,051)	(35,508,688)

Net increase (decrease) in shares outstanding before conversion	(1,948,062)	(16,554,974)
Shares issued upon conversion from other share class(es)	502,691	4,602,643
Shares purchased upon conversion into other share class(es)	(186,980)	(1,727,739)

Net increase (decrease) in shares outstanding	(1,632,351)	$(13,680,070)

Class B
Period ended June 26, 2020*:
Shares sold	1,730	$16,886
Shares issued in reinvestment of dividends and distributions	2,127	18,955
Shares purchased	(15,363)	(143,804)

Net increase (decrease) in shares outstanding before conversion	(11,506)	(107,963)
Shares purchased upon conversion into other share class(es)	(109,131)	(942,147)

Net increase (decrease) in shares outstanding	(120,637)	$(1,050,110)

Class C
Six months ended April 30, 2021:
Shares sold	248,272	$2,407,601
Shares issued in reinvestment of dividends and distributions	123,002	1,188,519
Shares purchased	(705,719)	(6,793,755)

Net increase (decrease) in shares outstanding before conversion	(334,445)	(3,197,635)
Shares purchased upon conversion into other share class(es)	(554,035)	(5,369,197)

Net increase (decrease) in shares outstanding	(888,480)	$(8,566,832)

Year ended October 31, 2020:
Shares sold	1,048,926	$9,642,684
Shares issued in reinvestment of dividends and distributions	313,276	2,770,191
Shares purchased	(2,831,085)	(24,664,426)

Net increase (decrease) in shares outstanding before conversion	(1,468,883)	(12,251,551)
Shares purchased upon conversion into other share class(es)	(576,710)	(5,053,991)

Net increase (decrease) in shares outstanding	(2,045,593)	$(17,305,542)

PGIM Income Builder Fund    31

Notes to Financial Statements  (unaudited) (continued)

Class R	Shares	Amount
Six months ended April 30, 2021:
Shares sold	4,076	$39,818
Shares issued in reinvestment of dividends and distributions	2,635	26,005
Shares purchased	(14,218)	(139,860)

Net increase (decrease) in shares outstanding	(7,507)	$(74,037)

Year ended October 31, 2020:
Shares sold	16,034	$145,361
Shares issued in reinvestment of dividends and distributions	6,270	56,549
Shares purchased	(50,166)	(468,472)

Net increase (decrease) in shares outstanding before conversion	(27,862)	(266,562)
Shares purchased upon conversion into other share class(es)	(1,734)	(14,030)

Net increase (decrease) in shares outstanding	(29,596)	$(280,592)

Class Z
Six months ended April 30, 2021:
Shares sold	821,769	$8,265,423
Shares issued in reinvestment of dividends and distributions	188,562	1,878,999
Shares purchased	(1,791,448)	(17,848,207)

Net increase (decrease) in shares outstanding before conversion	(781,117)	(7,703,785)
Shares issued upon conversion from other share class(es)	315,350	3,146,237
Shares purchased upon conversion into other share class(es)	(36,397)	(365,585)

Net increase (decrease) in shares outstanding	(502,164)	$(4,923,133)

Year ended October 31, 2020:
Shares sold	2,439,293	$22,834,173
Shares issued in reinvestment of dividends and distributions	491,020	4,477,790
Shares purchased	(7,135,503)	(62,991,426)

Net increase (decrease) in shares outstanding before conversion	(4,205,190)	(35,679,463)
Shares issued upon conversion from other share class(es)	551,874	5,023,583
Shares purchased upon conversion into other share class(es)	(204,714)	(1,951,304)

Net increase (decrease) in shares outstanding	(3,858,030)	$(32,607,184)

Class R6	Shares	Amount
Six months ended April 30, 2021:
Shares sold	44,425	$445,135
Shares issued in reinvestment of dividends and distributions	10,192	101,518
Shares purchased	(74,056)	(743,430)

Net increase (decrease) in shares outstanding before conversion	(19,439)	(196,777)
Shares issued upon conversion from other share class(es)	14,390	144,119

Net increase (decrease) in shares outstanding	(5,049)	$(52,658)

Year ended October 31, 2020:
Shares sold	133,951	$1,240,289
Shares issued in reinvestment of dividends and distributions	21,971	199,866
Shares purchased	(156,272)	(1,394,455)

Net increase (decrease) in shares outstanding before conversion	(350)	45,700
Shares issued upon conversion from other share class(es)	7,076	62,985

Net increase (decrease) in shares outstanding	6,726	$108,685

*	Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares.

8.	Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/2/2020 – 9/30/2021
Total Commitment	$1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2021.

PGIM Income Builder Fund    33

Notes to Financial Statements  (unaudited) (continued)

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Asset Allocation Risk: Asset allocation risk is the risk that the Fund’s assets may be allocated to an asset class that underperforms other classes. For example, the Fund may be overweight in equities when the stock market is falling and the fixed income market is rising. Likewise, the Fund may be overweight in fixed income securities when fixed income markets are falling and the equity markets are rising. Allocations to underperforming or volatile asset classes or other changes in asset allocations could lead to increased volatility in the Fund’s portfolio.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Emerging Markets Risk: The risks of non-US investments are greater for investments in emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-US investors, or that prevent non-US investors from withdrawing their money at will.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investing in securities of non-US issuers generally involves more risk than investing in securities of US issuers. Foreign political, economic and legal systems, especially those in developing and emerging countries, may be less stable and more volatile than in the US. Foreign legal systems generally have fewer regulatory requirements than the US legal system. Additionally, the changing value of foreign currencies could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in foreign securities may be subject to non-US withholding and other taxes. Investments in emerging markets countries are subject to greater volatility and price declines. Low trading volumes may result in a lack of liquidity and in price volatility. In addition, such countries may have policies that restrict investment by foreign investors, or that prevent foreign investors from withdrawing their money at will.

Fund of Funds Risk: The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the underlying funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these underlying funds and their investments. Because the Fund’s allocation among different underlying funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an underlying fund will also expose the Fund to a pro rata portion of the underlying fund’s fees and expenses. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

PGIM Income Builder Fund    35

Notes to Financial Statements  (unaudited) (continued)

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (IBOR). On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, bank loans, derivatives and other instruments invested in by a Fund as well as loan facilities used by a Fund. As such, the potential impact of a transition away from LIBOR on a Fund or the financial instruments in which a Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund’s performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could begin to be experienced by the end of 2021 and beyond until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the
2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets,

including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Real Estate Investment Trust (REIT) Risk: Certain Underlying Funds may invest in REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. An Underlying Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Underlying Fund.

10.	Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31,

PGIM Income Builder Fund    37

Notes to Financial Statements  (unaudited) (continued)

2022. At this time, management is evaluating the implications of certain provisions of the ASU and any impact on the financial statement disclosures has not yet been determined.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.99		$9.69	$9.12	$9.62	$9.36	$9.39
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.33	0.36	0.35	0.35	0.37
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.34		(0.67)	0.62	(0.46)	0.32	0.06
Total from investment operations	1.51		(0.34)	0.98	(0.11)	0.67	0.43
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.36)	(0.40)	(0.33)	(0.36)	(0.40)
Tax return of capital distributions	-		-	(0.01)	(0.06)	(0.05)	(0.06)
Total dividends and distributions	(0.19)		(0.36)	(0.41)	(0.39)	(0.41)	(0.46)
Net asset value, end of period	$10.31		$8.99	$9.69	$9.12	$9.62	$9.36
Total Return(b):	16.90%		(3.44)%	11.01%	(1.22)%	7.34%	4.76%

Ratios/Supplemental Data:
Net assets, end of period (000)	$145,832		$130,648	$156,683	$153,762	$171,047	$165,090
Average net assets (000)	$142,300		$141,977	$153,066	$169,651	$167,079	$143,159
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.44	%(e)	0.80%	0.85%	0.85%	0.85%	0.83%
Expenses before waivers and/or expense reimbursement	1.24	%(e)	1.28%	1.28%	1.25%	1.27%	1.30%
Net investment income (loss)	3.42	%(e)	3.61%	3.82%	3.63%	3.69%	4.05%
Portfolio turnover rate(f)(g)	21%		84%	110%	114%	102%	90%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions (if any).

See Notes to Financial Statements.

PGIM Income Builder Fund    39

Financial Highlights  (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.79		$9.49	$8.94	$9.44	$9.18	$9.23
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.26	0.28	0.27	0.27	0.30
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.31		(0.66)	0.61	(0.45)	0.34	0.04
Total from investment operations	1.44		(0.40)	0.89	(0.18)	0.61	0.34
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.30)	(0.33)	(0.27)	(0.31)	(0.34)
Tax return of capital distributions	-		-	(0.01)	(0.05)	(0.04)	(0.05)
Total dividends and distributions	(0.15)		(0.30)	(0.34)	(0.32)	(0.35)	(0.39)
Net asset value, end of period	$10.08		$8.79	$9.49	$8.94	$9.44	$9.18
Total Return(b):	16.51%		(4.22)%	10.32%	(1.98)%	6.69%	3.86%

Ratios/Supplemental Data:
Net assets, end of period (000)	$77,364		$75,284	$100,653	$109,767	$129,397	$108,543
Average net assets (000)	$77,837		$87,849	$103,441	$123,584	$122,174	$88,099
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.19	%(e)	1.55%	1.60%	1.60%	1.60%	1.58%
Expenses before waivers and/or expense reimbursement	1.93	%(e)	1.96%	1.96%	1.94%	1.98%	2.00%
Net investment income (loss)	2.68	%(e)	2.88%	3.09%	2.88%	2.93%	3.27%
Portfolio turnover rate(f)(g)	21%		84%	110%	114%	102%	90%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions (if any).

See Notes to Financial Statements.

Class R Shares
	Six Months Ended April 30,		Year Ended October 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.97		$9.68	$9.10	$9.61	$9.34	$9.38
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.31	0.34	0.31	0.33	0.35
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.34		(0.68)	0.63	(0.45)	0.33	0.05
Total from investment operations	1.50		(0.37)	0.97	(0.14)	0.66	0.40
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.34)	(0.38)	(0.31)	(0.34)	(0.38)
Tax return of capital distributions	-		-	(0.01)	(0.06)	(0.05)	(0.06)
Total dividends and distributions	(0.18)		(0.34)	(0.39)	(0.37)	(0.39)	(0.44)
Net asset value, end of period	$10.29		$8.97	$9.68	$9.10	$9.61	$9.34
Total Return(b):	16.79%		(3.79)%	10.88%	(1.58)%	7.20%	4.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,493		$1,369	$1,762	$1,768	$610	$561
Average net assets (000)	$1,461		$1,532	$1,787	$1,196	$579	$404
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.69	%(e)	1.05%	1.10%	1.10%	1.10%	1.08%
Expenses before waivers and/or expense reimbursement	2.78	%(e)	2.81%	2.48%	3.02%	1.73%	1.75%
Net investment income (loss)	3.17	%(e)	3.37%	3.57%	3.25%	3.41%	3.76%
Portfolio turnover rate(f)(g)	21%		84%	110%	114%	102%	90%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions (if any).

See Notes to Financial Statements.

PGIM Income Builder Fund    41

Financial Highlights  (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.06		$9.76	$9.18	$9.69	$9.42	$9.45
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.36	0.39	0.37	0.38	0.40
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.35		(0.68)	0.63	(0.46)	0.33	0.05
Total from investment operations	1.53		(0.32)	1.02	(0.09)	0.71	0.45
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.38)	(0.42)	(0.36)	(0.39)	(0.42)
Tax return of capital distributions	-		-	(0.02)	(0.06)	(0.05)	(0.06)
Total dividends and distributions	(0.20)		(0.38)	(0.44)	(0.42)	(0.44)	(0.48)
Net asset value, end of period	$10.39		$9.06	$9.76	$9.18	$9.69	$9.42
Total Return(b):	17.02%		(3.28)%	11.44%	(1.08)%	7.67%	4.98%

Ratios/Supplemental Data:
Net assets, end of period (000)	$112,052		$102,220	$147,834	$133,029	$142,478	$84,046
Average net assets (000)	$108,917		$126,142	$135,434	$141,463	$119,795	$64,595
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.19	%(e)	0.55%	0.60%	0.60%	0.60%	0.58%
Expenses before waivers and/or expense reimbursement	0.94	%(e)	0.97%	0.97%	0.96%	0.98%	1.00%
Net investment income (loss)	3.66	%(e)	3.90%	4.06%	3.87%	3.90%	4.35%
Portfolio turnover rate(f)(g)	21%		84%	110%	114%	102%	90%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions (if any).

See Notes to Financial Statements.

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,			December 30, 2016(a) through October 31,
	2021		2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.05		$9.76	$9.18	$9.69	$9.44
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.35	0.38	0.37	0.30
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.36		(0.68)	0.64	(0.46)	0.31
Total from investment operations	1.54		(0.33)	1.02	(0.09)	0.61
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.38)	(0.42)	(0.36)	(0.31)
Tax return of capital distributions	-		-	(0.02)	(0.06)	(0.05)
Total dividends and distributions	(0.20)		(0.38)	(0.44)	(0.42)	(0.36)
Net asset value, end of period	$10.39		$9.05	$9.76	$9.18	$9.69
Total Return(c):	17.15%		(3.28)%	11.33%	(1.07)%	6.58%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,170		$4,552	$4,840	$3,343	$2,622
Average net assets (000)	$4,995		$4,769	$4,163	$3,088	$1,384
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.19	%(f)	0.54%	0.60%	0.60%	0.60	%(f)
Expenses before waivers and/or expense reimbursement	1.09	%(f)	1.21%	1.05%	1.32%	0.90	%(f)
Net investment income (loss)	3.66	%(f)	3.85%	4.04%	3.85%	3.74	%(f)
Portfolio turnover rate(g)(h)	21%		84%	110%	114%	102%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions (if any).

See Notes to Financial Statements.

PGIM Income Builder Fund    43

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

44

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Income Builder Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM INCOME BUILDER FUND

SHARE CLASS	A	C	R	Z	R6
NASDAQ	PCGAX	PCCFX	PCLRX	PDCZX	PCGQX
CUSIP	74442X108	74442X306	74442X405	74442X504	74442X769

MFSP504E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End

Management Investment Companies – Not applicable.

Item 13 –	Exhibits

(a) (1)	Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 16

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 18, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 18, 2021

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	June 18, 2021